UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OFnote 1 REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)
Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.3%
	CONSUMER DISCRETIONARY – 12.8%
2,390	Amazon.com, Inc.*	$1,838,293
26,550	Burberry Group PLC ADR	457,058
65,985	Gentex Corp.	1,173,873
27,830	Grand Canyon Education, Inc.*	1,155,780
25,880	LKQ Corp.*	934,009
34,240	Starbucks Corp.	1,925,315
		7,484,328
	CONSUMER STAPLES – 3.5%
8,595	United Natural Foods, Inc.*	391,932
14,556	Walgreens Boots Alliance, Inc.	1,174,815
16,000	Whole Foods Market, Inc.	486,080
		2,052,827
	FINANCIALS – 1.6%
29,185	PRA Group, Inc.*	933,336

	HEALTH CARE – 19.4%
10,085	athenahealth, Inc.*	1,234,707
43,320	Cepheid, Inc.*	1,486,742
13,385	Cerner Corp.*	863,868
9,367	Chemed Corp.	1,263,889
48,050	Inovalon Holdings, Inc. - Class A*	754,385
19,940	MEDNAX, Inc.*	1,311,454
18,400	Neogen Corp.*	1,086,704
15,080	Patterson Cos., Inc.	693,680
31,756	Roche Holding A.G. ADR	970,146
7,965	UnitedHealth Group, Inc.	1,083,638
16,285	Veeva Systems, Inc. - Class A*	666,382
		11,415,595
	INDUSTRIALS – 25.9%
5,280	3M Co.	946,387
5,001	Acuity Brands, Inc.	1,375,875
21,760	Advisory Board Co.*	917,184
29,405	Beacon Roofing Supply, Inc.*	1,352,042
38,445	Fastenal Co.	1,657,364
28,115	Healthcare Services Group, Inc.	1,135,003
14,090	HEICO Corp.	957,556
34,961	IHS Markit Ltd.* 1	1,304,745
16,405	Proto Labs, Inc.*	897,682
40,910	Ritchie Bros Auctioneers, Inc.[1]	1,424,895
42,605	Rollins, Inc.	1,214,242
11,396	Stericycle, Inc.*	979,828

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (continued)
12,820	Verisk Analytics, Inc. - Class A*	$1,064,701
		15,227,504
	INFORMATION TECHNOLOGY – 28.4%
857	Alphabet, Inc. - Class A*	676,901
859	Alphabet, Inc. - Class C*	658,896
9,800	ANSYS, Inc.*	931,882
28,370	Cisco Systems, Inc.	891,953
6,775	CoStar Group, Inc.*	1,404,119
19,910	Fiserv, Inc.*	2,051,726
4,681	Fleetmatics Group PLC* 1	280,252
39,660	Linear Technology Corp.	2,309,798
35,200	Microsoft Corp.	2,022,592
46,765	National Instruments Corp.	1,306,614
12,165	QUALCOMM, Inc.	767,247
10,840	salesforce.com, Inc.*	860,913
17,445	Stratasys Ltd.* 1	372,276
7,946	Ultimate Software Group, Inc.*	1,660,237
14,345	Verint Systems, Inc.*	489,451
		16,684,857
	MATERIALS – 5.7%
12,682	Ecolab, Inc.	1,560,520
7,367	International Flavors & Fragrances, Inc.	1,020,919
6,325	Praxair, Inc.	771,903
		3,353,342
	TOTAL COMMON STOCKS (Cost $47,086,678)	57,151,789

	SHORT-TERM INVESTMENTS – 2.2%
1,264,694	Fidelity Institutional Treasury Fund, 0.20%[2]	1,264,694

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,264,694)	1,264,694

	TOTAL INVESTMENTS – 99.5% (Cost $48,351,372)	58,416,483
	Other assets less liabilities – 0.5%	271,058

	TOTAL NET ASSETS – 100.0%	$58,687,541

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.5%
	CONSUMER DISCRETIONARY – 12.1%
70	Amazon.com, Inc.*	$53,841
490	Dorman Products, Inc.*	30,904
730	Grand Canyon Education, Inc.*	30,317
934	LKQ Corp.*	33,708
1,125	Starbucks Corp.	63,259
		212,029
	CONSUMER STAPLES – 3.5%
290	United Natural Foods, Inc.*	13,224
310	Walgreens Boots Alliance, Inc.	25,020
785	Whole Foods Market, Inc.	23,849
		62,093
	FINANCIALS – 1.4%
780	PRA Group, Inc.*	24,944

	HEALTH CARE – 19.5%
325	athenahealth, Inc.*	39,790
1,355	Cepheid, Inc.*	46,504
400	Cerner Corp.*	25,816
240	Chemed Corp.	32,383
1,445	Inovalon Holdings, Inc. - Class A*	22,687
620	MEDNAX, Inc.*	40,777
565	Neogen Corp.*	33,369
1,070	Roche Holding A.G. ADR	32,688
345	UnitedHealth Group, Inc.	46,937
500	Veeva Systems, Inc. - Class A*	20,460
		341,411
	INDUSTRIALS – 24.3%
151	Acuity Brands, Inc.	41,543
795	Advisory Board Co.*	33,509
925	Beacon Roofing Supply, Inc.*	42,532
1,110	Fastenal Co.	47,852
430	HEICO Corp.	29,223
1,404	IHS Markit Ltd.* 1	52,397
310	Middleby Corp.*	39,727
620	Proto Labs, Inc.*	33,926
1,360	Ritchie Bros Auctioneers, Inc.[1]	47,369
297	Stericycle, Inc.*	25,536
385	Verisk Analytics, Inc. - Class A*	31,974
		425,588

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – 32.1%
45	Alphabet, Inc. - Class A*	$35,543
400	ANSYS, Inc.*	38,036
625	ChannelAdvisor Corp.*	7,781
165	CoStar Group, Inc.*	34,196
760	Cree, Inc.*	18,248
550	Fiserv, Inc.*	56,678
142	Fleetmatics Group PLC* 1	8,502
1,220	Linear Technology Corp.	71,053
365	MAXIMUS, Inc.	21,469
1,045	Microsoft Corp.	60,046
1,415	National Instruments Corp.	39,535
560	Power Integrations, Inc.	32,704
535	QUALCOMM, Inc.	33,742
325	salesforce.com, Inc.*	25,812
1,045	Stratasys Ltd.* 1	22,300
280	Ultimate Software Group, Inc.*	58,503
		564,148
	MATERIALS – 6.6%
495	Ecolab, Inc.	60,910
224	International Flavors & Fragrances, Inc.	31,042
190	Praxair, Inc.	23,187
		115,139
	TOTAL COMMON STOCKS (Cost $1,645,977)	1,745,352

	SHORT-TERM INVESTMENTS – 2.5%
44,485	Fidelity Institutional Treasury Fund, 0.20%[2]	44,485

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,485)	44,485

	TOTAL INVESTMENTS – 102.0% (Cost $1,690,462)	1,789,837
	Liabilities less other assets – (2.0)%	(34,553)

	TOTAL NET ASSETS – 100.0%	$1,755,284

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At August 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$48,469,113	$1,690,462

Gross unrealized appreciation	$12,625,359	$259,658
Gross unrealized depreciation	(2,677,989)	(160,283)

Net unrealized appreciation on investments	$9,947,370	$99,375

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Riverbridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2016, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$57,151,789	$-	$-	$57,151,789
Short-Term Investments	1,264,694	-	-	1,264,694
Total Investments	$58,416,483	$-	$-	$58,416,483

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$1,745,352	$-	$-	$1,745,352
Short-Term Investments	44,485	-	-	44,485
Total Investments	$1,789,837	$-	$-	$1,789,837

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	10/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	10/28/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	10/28/16

*	Print the name and title of each signing officer under his or her signature.